Condensed Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Net Cash flows used from operating activities:
Net (loss) income	$ 17,125	$ (4,599,392)	$ (4,019,364)	$ (14,757,016)
Adjustments to reconcile net loss (income) to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	$ 444	115,791	2,657	26,683
Stock based compensation		2,753,968	3,567,163	13,126,445
Change in fair value of digital currencies	$ (1,908)	(7,476)	$ 3,749	132,916
Issuance of common stock for services		102,585
Issuance of derivative liability warrants for services		40,377
Loss on issuance of Units		1,050,911
Fair value adjustments for warrant liabilities		(323,952)	$ (204,957)	(204,957)
Inducement expenses		58,380
Impairment loss		254,433		544,800
Changes in operating assets and liabilities
Digital currencies	$ (21,051)	(22,584)	$ 2,267	(125,997)
Prepaid expense		$ 26,182	(105,601)	(46,654)
Deposits on purchase of virtual currencies			(250,000)
Other current asset		$ (34,105)	(2,175)
Accounts payable	$ 6,603	$ 131,895	209,823	246,740
Customer deposits	4,263		(4,263)	(4,263)
Net cash (used in) provided by operating activities	$ 5,476	$ (452,987)	(800,701)	(1,061,303)
Net cash used in investing activities:
Purchases of intangible assets			(13,032)	(15,468)
Purchase of property and equipment	$ (4,000)	$ (375,603)	$ (89,289)	(345,355)
Sale of property and equipment, net		3,117
Deposits		(56,700)	$ (4,815)	(4,815)
Investment at cost		(1,600,000)	(200,000)	(400,004)
Net cash used in investing activities	$ (4,000)	$ (2,029,186)	(307,136)	(765,642)
Net cash provided by financing activities:
Proceeds from the former members of BCSLLC	$ 7,576		$ 8,000	8,000
Common stock repurchase		$ (2,500)		(2,491)
Net proceeds from issuance of Private Placement Units		2,695,500	$ 1,813,000	1,813,000
Net proceeds from issuance of Private Placement Units from related party		50,000
Proceeds from short term loan		45,000
Overdraft liability				4,787
Payment on short term loan from related party		(7,990)
Net cash provided by financing activities	$ 7,576	2,780,010	$ 1,821,000	1,823,296
Net (decrease) increase in cash	$ 9,052	297,837	713,163	(3,649)
Cash, beginning of period		5,403	9,052	9,052
Cash, end of period	$ 9,052	$ 303,240	722,215	5,403
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Series B Convertible Preferred to common stock			$ 34,132
Conversion of Serise C Convertible Preferred to common stock		$ 2,200
Issuance of common stock for fixed assets purchases		$ 48,626
Increase in accounts payable related to fixed assets			$ 22,282
Conversion of accounts payable to common stock		$ 246,924
Issuance of common stock for investment		$ 154,433
Reclassification of derivative liability warrant to additional paid in capital				22,282
Short term loan from related party for purchase of equipment				$ 7,990